Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 11,437	$ 12,871
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(24)	192
Provision for credit losses recognized in income	13	(14)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(161)	(133)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(172)	45
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	810	65
Net foreign currency translation gains (losses) from hedging activities	(397)	5
Reclassification of losses (gains) on foreign currency translation to income	(21)	2
Reclassification of losses (gains) on net investment hedging activities to income	21	1
Foreign currency translation adjustments	413	73
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(1,145)	(559)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	72	(135)
Net change in cash flow hedges	(1,073)	(694)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans	(68)	(942)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(263)	51
Net gains (losses) on equity securities designated at fair value through other comprehensive income	28	25
Total items that will not be reclassified subsequently to income	(303)	(866)
Total other comprehensive income (loss), net of taxes	(1,135)	(1,442)
Total comprehensive income (loss)	10,302	11,429
Total comprehensive income attributable to:
Shareholders	10,295	11,419
Non-controlling interests	7	10
Total comprehensive income (loss)	$ 10,302	$ 11,429